LESSEE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Schedule of Movement in Right-of-Use Assets
The table below sets out the movement in the Group's right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 21).

	2022 £m	2021 £m
At 1 January	1,268	1,434
Exchange and other adjustments	–	(9)
Additions	97	71
Disposals	(33)	(12)
Depreciation charge for the year	(213)	(216)
At 31 December	1,119	1,268